Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

a.	On July 1, 2024, Fort entered into a lease agreement for a new warehouse in the UK. The lease agreement is for a period of five years and the annual rent fees £52,000.

b.	On July 17, 2024, the shareholders of the Company approved at the annual general meeting the following: (i) the re-election of the directors Liron Carmel and Eliyahu Yoresh until the close of the annual general meeting to be held in 2027, or earlier by resignation or removal, as applicable, (ii) the adoption of a new compensation policy for the Company’s executive officers and directors, (iii) the amendment to the articles of association of the Company, adoption of new compensation terms to each of the chairman and the chief executive officer of the Company, (iv) a reverse split of the Company’s issued and outstanding Ordinary Shares in a range between 1:2 and 1:22, to be affected at the discretion of, and at such ratio and on such date to be determined by, the board of directors and (v) the re-appointment of Brightman Almagor Zohar & Co., a firm in the Deloitte Global Network, as the Company’s independent registered public accounting firm for the year ending December 31, 2024 and until the next annual general meeting of shareholders.